Bank Loans and Notes Payables	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Bank Loans and Notes Payables	Bank Loans and Notes Payables

Expressed in millions of mexican pesos. (1)	2024	2025	2026	2027	2028	2029 and following years	Carrying value as of December 31, 2023	Fair value as of December 31, 2023	Carrying value as of December 31, 2022

Short- term debt:
Fixed rate debt:
Argentine pesos
Bank loans	73	—	—	—	—	—	73	73	—
Interest rate	130.00%	—	—	—	—	—	130.00%	—	—
Euros
Bank loans	15	—	—	—	—	—	15	15	—
Interest rate	17.60%	—	—	—	—	—	17.60%	—	—
Subtotal	88	—	—	—	—	—	88	88	—
Short- term debt	88	—	—	—	—	—	88	88	—

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bonds (2)	—	—	—	—	—	36,352	36,352	33,719	41,429
Interest rate	—	—	—	—	—	3.05%	3.05%	—	3.06%
Bank loans	25	115	—	—	—	—	140	140	92
Interest rate	6.81%	6.73%	—	—	—	—	6.74%	—	6.81%
Mexican pesos
Senior notes	—	—	—	8,495	9,960	5,491	23,946	22,439	31,438
Interest rate	—	—	—	7.87%	7.36%	9.95%	8.13%	—	7.50%
Brazilian reais
Bank loans	21	0	—	—	—	—	21	21	56
Interest rate	6.90%	6.70%	—	—	—	—	6.90%	—	6.96%
Uruguayan pesos
Bank loans	—	—	—	—	—	—	—	—	976
Interest rate	—	—	—	—	—	—	—	—	6.27%
Subtotal	46	115	—	8,495	9,960	41,843	60,459	56,319	73,991
Variable rate debt:
Mexican pesos

Expressed in millions of mexican pesos. (1)	2024	2025	2026	2027	2028	2029 and following years	Carrying value as of December 31, 2023	Fair value as of December 31, 2023	Carrying value as of December 31, 2022
Senior notes	—	1,728	2,925	—	—	—	4,653	4,650	4,650
Interest rate	—	11.59%	11.55%	—	—	—	11.57%	—	10.41%
Brazilian reais
Bank loans	6	6	2	—	—	—	14	15	28
Interest rate	8.81%	8.94%	8.94%	—	—	—	8.88%	—	9.77%
Subtotal	6	1,734	2,927	—	—	—	4,667	4,666	4,678
Long term debt	52	1,849	2,927	8,495	9,960	41,843	65,126	60,985	78,669
Current portion of long term debt	52	—	—	—	—	—	52	—	8,524
Long- term debt	—	1,849	2,927	8,495	9,960	41,843	65,074	60,985	70,145

(1) All interest rates shown in this table are weighted average contractual annual rates.
(2) Interest rate derivatives that have been designated as fair value hedge relationships have been used by the Company to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “market value gain (loss) in financial instruments” in the period in which they occur. Since 2022, the Company is applying fair value hedging to the hedged portion of the Senior Notes of US$ 705, which are linked to an interest rate swap. The hedging gain or loss will adjust the carrying amount of the hedged item and will be recognized in the consolidated income statements under “market value gain (loss) in financial instruments”. For the years ended on December 31, 2023, and 2022, the Company recorded in the consolidated income statements a loss of Ps. 371 and a gain of Ps. 1,647, respectively. As of December 31, 2023, and 2022 the carrying value of the Senior Note of US$ 705 is being reduced by an amount of Ps. 1,277 and 1,647 respectively, stemming from the impacts of fair value hedging.

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2023 and 2022, which is considered to be level 1 in the fair value hierarchy.

For the years ended December 31, 2023, 2022 and 2021, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2023	2022	2021
Interest on debts and borrowings	Ps. 4,215	Ps. 4,104	Ps. 4,544
Finance charges for employee benefits (See Note 16.4)	297	286	248
Derivative instruments (Interest)	2,086	1,706	1,097
Interest expense for leases (See Note 10)	278	132	101
Finance operating charges	226	272	202
	Ps. 7,102	Ps. 6,500	Ps. 6,192

The Company has the following debt bonds: a) registered with the Mexican stock exchange: i) Ps. 8,500 (nominal amount) with a maturity date in 2027 and fixed interest rate of 7.87%, ii) Ps. 1,727 (nominal amount) with a maturity date in 2025 and floating interest rate of Equilibrium Interbank Interest Rate (TIIE) + 0.08%, iii) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, iv) Ps. 6,965 (nominal amount) on a Sustainability-Linked Bond (“SLB”) with a maturity date in 2028 and fixed rate of 7.36%, and v) Ps. 2,435 (nominal amount) on an SLB with a maturity date in 2026 and floating rate of TIIE + 0.05%, vi) Ps.5,500 (nominal amount) with a maturity date in 2029 and a fixed rate of 9.95%, vii) Ps. 500 (nominal amount) with a maturity date in 2026 and a floating rate of TIIE + 0.05% and b) registered with the SEC: i) Senior notes of US. $ 1,041 with interest at a fixed rate of 2.75% and maturity date on January 22, 2030, ii) Senior notes of US. $ 705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032 and iii) Senior notes of US. $ 489 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 all of which are guaranteed by the Company´s subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”).

In September 2021, the Company issued the first SLB in the Mexican Market on a dual-tranche transaction for an amount of Ps. 9,400; such bonds were used to prepay bank loans in Mexico with maturity dates in 2025 and 2026. The bond’s interest rate depends on the Company achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents (2024 and 2026), the interest rate on the bonds will increase by 25 basis points. As of December 31, 2023 the Company continues monitoring and expects to meet these key performance indicators,

During 2022, the Company repurchased a portion of the following notes registered with the SEC i) Senior notes of US. $ 209 with maturity date on January 2030, and ii) Senior notes of US. $111 with maturity date on November 2043, representing a net savings of Ps. 408 (nominal amounts). The amounts shown on the first paragraph already consider these repurchases

Additionally, during 2022, the Company issued a social and sustainable bond in the Mexican Market on a dual-tranche transaction for an amount of Ps. 6,000.

During the second quarter of 2023, the Company paid on the maturity date May,12,2023 a Certificado Bursátil for i) Ps. 7,500 (nominal value) and a fixed interest rate of 5.46%

Additionally, during 2023, the Company obtained bank loans in Argentina for Ps. 73.
18.1 Reconciliation of liabilities arising from financing activities.

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2022	Repayments	Proceeds	New leases	Others	Fair value in Hedge Instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2023
Short-term bank loans	Ps. —	Ps. (1)	Ps. 87				Ps. 24	Ps. (22)	Ps. 88
Total short-term from financing activities	Ps. —	Ps. (1)	Ps. 87	Ps. —	Ps. —	Ps. —	Ps. 24	Ps. (22)	Ps. 88
Long-term bank loans	1,152	(900)	64				152	(293)	175
Long-term notes payable	77,517	(7,500)	—		78	371	(5,515)		64,951
Total long-term from financing activities	Ps. 78,669	Ps. (8,400)	Ps. 64	Ps. —	Ps. 78	Ps. 371	Ps. (5,363)	Ps. (293)	Ps. 65,126

Lease liabilities	Ps. 2,135	Ps. (690)	Ps. —	Ps. 586	Ps. 535	Ps. —	Ps. (20)	Ps. (28)	Ps. 2,521

Total from financing activities	Ps. 80,804	Ps. (9,091)	Ps. 151	Ps. 586	Ps. 613	Ps. 371	Ps. (5,359)	Ps. (343)	Ps. 67,735

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2021	Repayments	Proceeds	New leases	Others	Fair value in Hedge Instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2022
Short-term bank loans	Ps. 645	Ps. (521)	Ps. —	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (124)	Ps. —
Total short-term from financing activities	Ps. 645	Ps. (521)	Ps. —	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (124)	Ps. —
Long-term bank loans	1,284	(314)	89	—	—	—	17	76	1,152
Long-term notes payable	83,853	(7,597)	6,000	—	(272)	(1,647)	(2,820)	—	77,517
Total long-term from financing activities	Ps.85,137	Ps.(7,911)	Ps.6,089	Ps.—	Ps.(272)	Ps.(1,647)	Ps.(2,803)	Ps.76	Ps.78,669

Lease liabilities	Ps. 1,505	Ps. (631)	Ps. —	Ps. 1,083	Ps. 180	Ps. —	Ps. 17	Ps. (19)	Ps. 2,135

Total from financing activities	Ps. 87,287	Ps. (9,063)	Ps. 6,089	Ps. 1,083	Ps. (92)	Ps. (1,647)	Ps. (2,786)	Ps. (67)	Ps. 80,804